STOCKHOLDERS EQUITY (Details 2) - Grant under 2022 Plan [Member] - shares	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Shares reserved under 2022 Plan Ending Balance	79,975
Options cancelled/forfeited	2,359	10,191
Shares reserved under 2022 Plan Beginning Balance	77,616
Shares reserved under 2022 Plan		55,000
Shares rolled over from 2016 Plan		40,988
Options Granted		(28,563)
Options granted, ending		77,616